Equity Investments - Other equity investments (Details) $ in Thousands, ¥ in Millions	1 Months Ended			12 Months Ended
	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2019 USD ($)	Nov. 30, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Lilita
Other equity investments
Percentage of equity interest				4.69%					4.69%
Impairment loss						¥ 0.5
Lifeix Inc.
Other equity investments
Percentage of equity interests held				0.30%	0.30%	0.30%	0.30%	0.30%
Kuailai
Other equity investments
Percentage of equity interest											8.00%
Aggregate purchase consideration											¥ 0.2
Equity method Investment amounts				¥ 0.2					$ 30
Yitong Technology
Other equity investments
Percentage of equity interest										10.00%
Equity method Investment amounts			¥ 13.0	¥ 13.0	¥ 13.0				$ 1,900
Total consideration paid	¥ 6.5	$ 900	¥ 6.5
Total consideration to be paid										¥ 13.0